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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 31 MARCH 2007

Check here if Amendment [ ]; Amendment Number:
                                               -----------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      MONDRIAN INVESTMENT PARTNERS LIMITED
Address:   FIFTH FLOOR, 10 GRESHAM STREET
           LONDON, EC2V 7JD

Form 13F File Number: 28-11450

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    JOHN L BARRETT
Title:   CHIEF COMPLIANCE OFFICER
Phone:   +44 207 4777010

Signature, Place, and Date of Signing:


/s/ John L Barrett                      LONDON, UK      09 MAY 2007
-------------------------------------   -------------   -----------
[Signature]                             [City, State]   [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number   Name

      28-01190               RUSSELL TRUST COMPANY


                                        9

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1

Form 13F Information Table Entry Total:            55

Form 13F Information Table Value Total:     1,672,962
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.     Form 13F File Number          Name

        28-
-----       -----------------------   ----------------------------


                                       10

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
COLUMN 1         COLUMN 2   COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6    COLUMN 7     COLUMN 8
----------------------------------------------------------------------------------------------------------------
                 TITLE OF                VALUE     SHRS OR   SH/  PUT/  INVESTMENT    OTHER    VOTING AUTHORITY
NAME OF ISSUER    CLASS      CUSIP     [x$1000]    PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
----------------------------------------------------------------------------------------------------------------
Alcoa Inc           COM    013817101     11,431     337,194                 SOLE      NONE          SHARED
Allstate Corp       COM    020002101         18         300                 SOLE      NONE          SHARED
Alltel Corp.        COM    020039103      6,640     107,100                 SOLE      NONE          SHARED
American Expres     COM    025816109      6,486     115,000                 SOLE      NONE          SHARED
Bank of America     COM    060505104     13,510     264,801                 SOLE      NONE          SHARED
CBS Corporation     COM    124857202      8,008     261,800                 SOLE      NONE          SHARED
CPFL Energia SA     ADR    126153105     52,871   1,241,100                 SOLE      NONE          SHARED
Cemex SA ADR        ADR    151290889     72,871   2,214,262                 SOLE      NONE          SHARED
Chevrontexaco       COM    166764100     12,137     164,100                 SOLE      NONE          SHARED
Citigroup Inc       COM    172967101     11,531     224,600                 SOLE      NONE          SHARED
CVRD ADR            ADR    204412100     63,466   2,016,082                 SOLE      NONE          SHARED
Conagra Foods       COM    205887102      8,345     335,024                 SOLE      NONE          SHARED
Du Pont (E.I.)      COM    263534109         25         500                 SOLE      NONE          SHARED
Eaton Corp          COM    278058102         33         400                 SOLE      NONE          SHARED
FirstEnergy Co      COM    337932107         40         600                 SOLE      NONE          SHARED
General Electri     COM    369604103     16,030     453,326                 SOLE      NONE          SHARED
General Mills       COM    370334104         29         500                 SOLE      NONE          SHARED
Genuine Parts       COM    372460105      6,297     128,500                 SOLE      NONE          SHARED
GpoAero Pacific     ADR    400506101     58,188   1,348,500                 SOLE      NONE          SHARED
Heinz HJ            COM    423074103      9,721     206,293                 SOLE      NONE          SHARED
Korea Electric      ADR    500631106        411      20,600                 SOLE      NONE          SHARED
Merck & Co          COM    589331107      7,353     166,460                 SOLE      NONE          SHARED
Microsoft Corp      COM    594918104     11,276     404,600                 SOLE      NONE          SHARED
Mobile Tele         ADR    607409109    104,919   1,874,900                 SOLE      NONE          SHARED
National City       COM    635405103         22         596                 SOLE      NONE          SHARED
Paccar Inc          ADR    693718108         33         450                 SOLE      NONE          SHARED
Pfizer Inc          COM    717081103     10,043     397,600                 SOLE      NONE          SHARED
Philippine Long     ADR    718252604     55,983   1,069,800                 SOLE      NONE          SHARED
Pitney Bowes        COM    724479100         21         473                 SOLE      NONE          SHARED
Royal Dutch Pet     ADR    780259206         40         600                 SOLE      NONE          SHARED
Taiwan SMC          ADR    874039100    135,216  12,578,188                 SOLE      NONE          SHARED
Telefonica SA       ADR    879382208        248       3,768                 SOLE      NONE          SHARED
Teva Inds           ADR    881624209    117,960   3,188,100                 SOLE      NONE          SHARED
US Bancorp          COM    902973304         17         500                 SOLE      NONE          SHARED
Unilever Plc        ADR    904767704         49       1,620                 SOLE      NONE          SHARED
Wachovia Corp       COM    929903102         41         739                 SOLE      NONE          SHARED
Wells Fargo Com     COM    949746101         28         800                 SOLE      NONE          SHARED
Wyeth               COM    983024100     12,608     252,000                 SOLE      NONE          SHARED
Banco Santander     ADR    05965X109     61,117   1,226,256                 SOLE      NONE          SHARED
CHC Helicopter      COM    12541C203     11,312     483,000                 SOLE      NONE          SHARED
ChunghwaTele        ADR    17133Q205    318,464  15,987,153                 SOLE      NONE          SHARED
Cisco Systems       COM    17275R102         26       1,000                 SOLE      NONE          SHARED
Siderurgica         ADR    20440W105     23,700     545,700                 SOLE      NONE          SHARED
Entergy Corp        ADR    29364G103         63         600                 SOLE      NONE          SHARED
Grupo Televisa      ADR    40049J206     63,929   2,141,669                 SOLE      NONH          SHARED
KT Corp ADR         ADR    48268K101     33,633   1,502,132                 SOLE      NONE          SHARED
Kookmin Bank        ADR    50049M109        646       7,200                 SOLE      NONE          SHARED
MellonFinancial     COM    58551A108      6,100     141,400                 SOLE      NONE          SHARED

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
Oracle Corp         COM    68389X105      5,118     282,300                 SOLE      NONE          SHARED
Petroleo Brasil     ADR    71654V101    162,282   1,798,931                 SOLE      NONE          SHARED
3M Co               COM    88579Y101      6,672      87,300                 SOLE      NONE          SHARED
Verizon Com         COM    92343V104     11,971     315,700                 SOLE      NONE          SHARED
Votorantim          ADR    92906P106    108,941   5,898,261                 SOLE      NONE          SHARED
Windstream Corp     COM    97381W104      1,610     109,594                 SOLE      NONE          SHARED
Bladex              ADR    P16994132     43,435   2,610,300                 SOLE      NONE          SHARED
                                      ---------
                                      1,672,962
                                      =========